Consolidated Statement of Changes in Member's Deficit (USD $) In Thousands, unless otherwise specified	Total	Noncontrolling Interest [Member]	Member's Interest [Member]	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Balances at Dec. 31, 2011	$ (7,471,941)	$ 521,794	$ 2,129,075	$ 500	$ (9,857,267)	$ (266,043)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income (loss)	(411,190)	13,289			(424,479)
Issuance (forfeiture) of restricted stock	3,091	6,381	(3,290)
Amortization of share-based compensation	28,540	10,589	17,951
Dividend declared and paid	(244,734)	(244,734)
Purchases of additional noncontrolling interest	28	28	0			0
Other	(17,622)	(9,228)	(8,394)
Other comprehensive income	118,637	5,878				112,759
Balances at Dec. 31, 2012	(7,995,191)	303,997	2,135,342	500	(10,281,746)	(153,284)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income (loss)	(583,517)	23,366			(606,883)
Issuance (forfeiture) of restricted stock	3,769	4,192	(423)
Amortization of share-based compensation	16,715	7,725	8,990
Dividend declared and paid	(91,887)	(91,887)
Other	(1,259)	614	(1,873)
Other comprehensive income	(45,265)	(2,476)				(42,789)
Balances at Dec. 31, 2013	(8,696,635)	245,531	2,142,036	500	(10,888,629)	(196,073)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income (loss)	(762,158)	31,603			(793,761)
Issuance (forfeiture) of restricted stock	1,244	2,237	(993)
Amortization of share-based compensation	10,713	7,743	2,970
Dividend declared and paid	(40,027)	(40,027)
Purchases of additional noncontrolling interest	(48,750)	(1,944)	(42,881)		0	(3,925)
Other	77	77	0
Other comprehensive income	(129,672)	(21,080)				(108,592)
Balances at Dec. 31, 2014	$ (9,665,208)	$ 224,140	$ 2,101,132	$ 500	$ (11,682,390)	$ (308,590)